Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	LONGBAU GROUP INC
Entity Central Index Key	0001602706
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2015